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                              SEFTON FUNDS TRUST


November 24, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

     Re:  Sefton Funds Trust
          Securities Act of 1933 Registration No. 33-88568 and
          Investment Company Act of 1940 File No. 811-8948
          Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Sefton Funds Trust (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As Assistant Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated June 30, 1997 as supplemented November 20, 1997, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on November 20, 1997.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614) 470-8305.


Sincerely,

/s/ Matthew A. Constancio

Matthew Constancio
Assistant Secretary
Sefton Funds Trust


cc:  Mr. James Foggo, Esq.  Baker & McKenzie